RESTRICTED CASH (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Restricted Cash:
Current	R$ 3,098,401	R$ 2,710,165
Non-current	1,300,583	694,828
Total	R$ 4,398,984	3,404,993
Maximum period for management of contracts under PROINFA, RGR and the administration of the PROCEL account	12 months
Furnas
Restricted Cash:
Maximum percentage of equity in SPEs that will be held	49.00%
Chesf
Restricted Cash:
Maximum percentage of equity in SPEs that will be held	49.00%
PROCEL
Restricted Cash:
Current	R$ 726,107	433,268
Itaipu Agreement
Restricted Cash:
Current	180,552	165,571
Resources of RGR
Restricted Cash:
Current	34,576	31,575
Commercialization - PROINFA
Restricted Cash:
Current	2,157,166	1,041,481
Commercialization - Itaipu
Restricted Cash:
Current		1,038,270
Northeast Energy Fund
Restricted Cash:
Non-current	403,358	140,705
Southeast and Midwest Energy Fund
Restricted Cash:
Non-current	R$ 897,225	R$ 554,123